Average Annual Total Returns{- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-12 - Fidelity Advisor® Equity Growth Fund	Fidelity Advisor Equity Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Equity Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Inception Date	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	35.18%	19.46%	16.12%	31.59%	16.99%	14.85%	23.18%	15.17%	13.36%	38.06%	19.74%	16.15%	41.22%	19.95%	15.93%	43.84%	21.20%	17.15%	43.90%	21.36%	18.78%	[1]	Aug. 13, 2013	38.26%	20.67%	16.93%

[1]	(a)Since inception August 13, 2013.